Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager Portfolio
April 30, 2015
Prospectus

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

VAM-15-01  October 1, 2015
1.797978.115

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager: Growth Portfolio
April 30, 2015
Prospectus

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

VAMG-15-01  October 1, 2015
1.797980.114

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Investor Class

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2015

At a special shareholder meeting of Money Market Portfolio, shareholders approved a proposal to modify the fund's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. This change will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (i) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Government Money Market Portfolio." The modification to the fund's fundamental concentration policy and the fund's transition to a government money market fund are expected to become effective in the fourth quarter of 2015.

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

Ford O'Neil has replaced Pramod Atluri as the co-manager of Investment Grade Bond Portfolio.

The following information replaces similar information found in the "Management Contracts" section beginning on page 65.

Ford O'Neil is co-manager of VIP Investment Grade Bond Portfolio and receives compensation for managing the bond investments of the fund. As of July 31, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Balanced Fund is based on the pre-tax investment performance of the bond investments of the fund measured against the Barclays U.S. Aggregate Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

VINVB-15-03  October 1, 2015
1.869875.122

The following table provides information relating to other accounts managed by Mr. O'Neil as of July 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	9	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 89,070	$ 7,560	$ 2,562
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Investment Grade Bond Portfolio ($3,700 (in millions) assets managed).

As of July 31, 2015, the dollar range of shares of VIP Investment Grade Bond Portfolio beneficially owned by Mr. O'Neil was none.

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Asset Manager Portfolio
April 30, 2015
Prospectus

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

VAM-INV-15-01  October 1, 2015
1.917779.105

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Asset Manager: Growth Portfolio
April 30, 2015
Prospectus

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

VAMG-INV-15-01  October 1, 2015
1.918619.104

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2015

At a special shareholder meeting of Money Market Portfolio, shareholders approved a proposal to modify the fund's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. This change will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (i) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Government Money Market Portfolio." The modification to the fund's fundamental concentration policy and the fund's transition to a government money market fund are expected to become effective in the fourth quarter of 2015.

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

Ford O'Neil has replaced Pramod Atluri as the co-manager of VIP Investment Grade Bond Portfolio.

The following information replaces similar information found in the "Management Contract" section beginning on page 65.

Ford O'Neil is the portfolio manager of VIP Investment Grade Bond Portfolio and does not receive compensation for his services to this fund. As of July 31, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

VINSCSC2B-15-03  October 1, 2015
1.869876.121

The following table provides information relating to other accounts managed by Mr. O'Neil as of July 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	9	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 89,070	$ 7,560	$ 2,562
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Investment Grade Bond Portfolio ($3,700 (in millions) assets managed).

As of July 31, 2015, the dollar range of shares of VIP Investment Grade Bond Portfolio beneficially owned by Mr. O'Neil was none.